Supplemental Cash Flow Information - Changes in Non-Cash Activities and Supplemental Cash Payments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Common shares issued under DRIP	$ 0	$ (6)
Exercise of stock options	2	0
Common share dividends payable	22	0
Net right-of-use assets obtained in exchange for new operating lease liabilities	(38)	(227)
Net right-of-use assets obtained in exchange for new finance lease liabilities	(10)	(6)
Capital expenditures included in accounts payable and accrued liabilities	33	(33)
Interest paid (net of capitalized interest)	279	276
Income taxes paid	$ 69	$ 23